Prepayments (Details) - USD ($)		Jun. 30, 2015	Jun. 30, 2014
Prepayments [Abstract]
Prepayment for equipment purchase		$ 21,281	$ 589,875
Prepayment for construction	[1]	$ 3,637,467	4,803,303
Prepayment for land use right			378,503
Total non-current		$ 3,658,748	$ 5,771,681

[1]	Prepayments for construction are advances made in connection with the construction of Yulong Renewable's waste recycling plant and brick production plant (see Note 7).